Income Taxes (Notes)	5 Months Ended	6 Months Ended
	Dec. 31, 2013	Jun. 30, 2014
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES

The reconciliation of the federal statutory income tax rate to our effective income tax rate is as follows:

Period from July 29, 2013 (Date of Inception) Through December 31, 2013
U.S. statutory tax rate	35.0%
State tax benefit (net of federal benefits)	8.0%
Deferred tax asset valuation reserve	(43.0)%
Effective tax rate as reported	—%

Significant components of our deferred tax assets and liabilities at December 31, 2013 are as follows (in thousands):

December 31, 2013
Deferred tax assets
Net operating loss carryforwards (1)
Federal	$378,283
State	113,330
Total deferred tax assets	491,613

Deferred tax liabilities
Investment in limited partnership	(211,151)
Total deferred tax liabilities	(211,151)

Net deferred tax assets	280,461
Less: net deferred tax asset valuation allowance (2)	(280,461)
Total net deferred tax asset	$—

(1)	The federal net operating loss (“NOL”) carryforward expires between 2028 and 2033. The state NOL carryforward expires between 2020 and 2028.

(2)	A valuation allowance equal to our net deferred tax asset balance has been established due to the uncertainty of realizing the tax benefits related to our net deferred tax assets.
Changes in the balance of unrecognized tax benefits are as follows (in thousands):

Period from July 29, 2013 (Date of Inception) Through December 31, 2013
Balance at beginning of the year	$—
Additions based on tax positions related to current year	—
Additions for tax positions at formation	10,314
Reductions for tax positions of prior years	—
Settlements	—
Balance at end of the year	$10,314

Our effective tax rate will not be affected if the unrecognized federal income tax benefits provided above were recognized. Currently, we do not recognize any accrued liabilities, interest and penalties associated with the unrecognized tax benefits provided above in our Statement of Operations or our Balance Sheet. We record interest and penalties related to unrecognized tax benefits to our income tax provision.

We have entered into a Tax Sharing Agreement with Cheniere as discussed in Note 7—“Related Party Transactions.” Any amounts due to Cheniere under the Tax Sharing Agreement in excess of our income tax provision calculated on a hypothetical carve-out basis will be recorded as an equity distribution.

Our taxable income or loss is included in the consolidated federal income tax return of Cheniere. Cheniere experienced an ownership change within the provisions of Internal Revenue Code (“IRC”) Section 382 in 2008, 2010 and 2012. An analysis of the annual limitation on the utilization of Cheniere’s NOLs was performed in accordance with IRC Section 382.  It was determined that IRC Section 382 will not limit the use of these NOLs in full over the carryover period.  Cheniere will continue to monitor trading activity in its respective shares which may cause an additional ownership change which could ultimately affect our ability to fully utilize these existing tax NOL carryforwards.

INCOME TAXES

We are a recently formed limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes. Our taxable income or loss is included in the consolidated federal income tax return of Cheniere. We have entered into a Tax Sharing Agreement with Cheniere as discussed in Note 6—“Related Party Transactions.” Any amounts due to Cheniere under the Tax Sharing Agreement in excess of our income tax provision calculated on a hypothetical carve-out basis will be recorded as an equity distribution.

Cheniere experienced an ownership change within the provisions of Internal Revenue Code (“IRC”) Section 382 in 2008, 2010 and 2012. Consequently, an analysis of the annual limitation on the utilization of Cheniere’s net operating losses (“NOLs”) was performed in accordance with IRC Section 382, and it was determined that IRC Section 382 will not limit the use of these NOLs in full over the carryover period.  Cheniere will continue to monitor trading activity in its respective shares which may cause an additional ownership change which could ultimately affect our ability to fully utilize these existing tax NOL carryforwards.